Acquisitions and disposals - Summary of the disposal of joint ventures and associates (Details) - EUR (€) € in Millions				6 Months Ended
	Dec. 05, 2024	Jul. 22, 2024	Jun. 19, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of disposal of joint ventures and associates [Line Items]
Cash consideration received				€ 20	€ 3,020
Other disposals during the period				0	3,578
Other disposals [Member]
Disclosure of disposal of joint ventures and associates [Line Items]
Other disposals during the period				20
Oak Holdings 1 GmbH
Disclosure of disposal of joint ventures and associates [Line Items]
Cash consideration received		€ 1,336		0	1,336
Indus Towers Limited [Member]
Disclosure of disposal of joint ventures and associates [Line Items]
Cash consideration received	€ 329		€ 1,684	€ 0	€ 1,684